As filed with the Securities and Exchange Commission on February 22, 2012

1933 Act File No. 333-28697

1940 Act File No. 811-08243

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 122	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 123	☒

(Check appropriate box or boxes.)

Direxion Funds

(Exact name of Registrant as Specified in Charter)

33 Whitehall Street, 10th Floor

New York, New York 10004

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (646) 572-3390

Daniel D. O’Neill

33 Whitehall Street, 10th Floor

New York, New York 10004

(Name and Address of Agent for Service)

Copy to:

Adam R. Henkel	Francine J. Rosenberger
U.S. Bancorp Fund Services, LLC	K&L Gates LLP
615 East Michigan	1601 K Street, NW
Milwaukee, WI 53202	Washington, DC 20006

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	On (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This amendment is being filed solely to submit exhibits containing risk/return summary information in interactive data format that is identical to the risk/return information contained in the Registrant’s prospectus that was filed with the Securities and Exchange Commission in Post-Effective Amendment No. 121 to the Registrant’s registration statement on February 1, 2012.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, (the “Securities Act”) and the Investment Company Act of 1940, as amended, (the “1940 Act”), the Registrant certifies that this Post-Effective Amendment No. 122 to its Registration Statement meets all the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act, and the Registrant has duly caused this Post-Effective Amendment No. 122 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on February 22, 2012.

DIREXION FUNDS

By:	/s/ Daniel D. O’Neill*
Daniel D. O’Neill
President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 122 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Lawrence C. Rafferty*	Chairman of the Board	February 22, 2012
Lawrence C. Rafferty

/s/ Daniel J. Byrne*	Trustee	February 22, 2012
Daniel J. Byrne

/s/ Gerald E. Shanley III*	Trustee	February 22, 2012
Gerald E. Shanley III

/s/ John Weisser*	Trustee	February 22, 2012
John Weisser

/s/ Patrick J. Rudnick	Principal Financial Officer and Treasurer	February 22, 2012
Patrick J. Rudnick

/s/ Daniel D. O’Neill*	President and Principal Executive Officer	February 22, 2012
Daniel D. O’Neill

*By:	/s/ Patrick J. Rudnick
Patrick J. Rudnick, Principal Financial Officer, Treasurer and Attorney-In Fact

SIGNATURES

Direxion CTS Fund certifies that it meets all of the requirement for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this Registration Statement of the Direxion Indexed Commodity Strategy Fund, with respect only to information that specifically relates to Direxion CTS Fund, to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of New York, and State of New York, on February 22, 2012.

DIREXION CTS FUND

By:	/s/ Gerald E. Shanley, III*
Gerald E. Shanley, III
Trustee

This Registration Statement of the Direxion Indexed Commodity Strategy Fund, with respect only to information that specifically relates to Direxion CTS Fund, has been signed below by the following person in the capacity and on the date indicated:

Signature	Title	Date

/s/ Gerald E. Shanley III*	Director	February 22, 2012
Gerald E. Shanley III

SIGNATURES

Direxion MFS Fund certifies that it meets all of the requirement for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this Registration Statement of the Direxion Indexed Managed Futures Fund, with respect only to information that specifically relates to Direxion MFS Fund, to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of New York, and State of New York, on February 22, 2012.

DIREXION CTS FUND

By:	/s/ Gerald E. Shanley, III*
Gerald E. Shanley, III
Trustee

This Registration Statement of the Direxion Indexed Managed Futures Fund, with respect only to information that specifically relates to Direxion MFS Fund, has been signed below by the following person in the capacity and on the date indicated:

Signature	Title	Date

/s/ Gerald E. Shanley III*	Director	February 22, 2012
Gerald E. Shanley III

EXHIBIT INDEX

Exhibit	Exhibit No.

Instance Document	EX-101.INS

Schema Document	EX-101.SCH

Calculation Linkbase Document	EX-101.CAL

Definition Linkbase Document	EX-101.DEF

Label Linkbase Document	EX-101.LAB

Presentation Linkbase Document	EX-101.PRE

POWER OF ATTORNEY

DIREXION FUNDS

DIREXION INSURANCE TRUST

The undersigned trustees and officers of the Direxion Funds and the Direxion Insurance Trust, each a Massachusetts business trust (the “Trusts”), do hereby constitute and appoint Daniel O’Neill, Patrick J. Rudnick and Robert J. Zutz, (with full power to each of them to act alone) his/her true and lawful attorney-in-fact and agent, for him/her and on its/his/her behalf and in his/her name, place and stead in any and all capacities, to make, execute and sign the Trust’s registration statement on Form N-1A and any and all amendments to such registration statement of the Trust, and to file with the Securities and Exchange Commission, and any other regulatory authority having jurisdiction over the offer and sale of the shares of beneficial interest of the Trust, such registration statement and any such amendment, and any and all supplements thereto or to any prospectus or statement of additional information forming a part thereof, and any and all exhibits and other documents requisite in connection therewith, granting unto said attorneys, and each of them, full power and authority to do and perform each and every act and thing requisite and necessary to be done in and about the premises as fully to all intents and purposes as the Trust and the undersigned officers and trustees themselves might or could do.

The undersigned trustees and officers hereby execute this Power of Attorney as of this 1st day of June, 2011.

Signature	Title

/s/ Lawrence C. Rafferty	Chairman of the Board
Lawrence C. Rafferty

/s/ Daniel J. Byrne	Trustee
Daniel J. Byrne

/s/ Gerald E. Shanley III	Trustee
Gerald E. Shanley III

/s/ John Weisser	Trustee
John Weisser

/s/ Patrick J. Rudnick	Principal Financial Officer and Treasurer
Patrick J. Rudnick

/s/ Daniel D. O’Neill	President and Principal Executive Officer
Daniel D. O’Neill